[LOGO] FORUM
       FINANCIAL GROUP

                                                February 14, 2003

VIA EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Forum Funds
    File Nos. 2-67052; 811-3023
    CIK: 0000315774

Ladies and Gentlemen:

     On behalf of Forum Funds, (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectus with respect to Institutional and A Shares of Brown Advisory Maryland Bond Fund, dated February 15, 2003, and the Statements of Additional Information with respect to Brown Advisory Maryland Bond Fund, Brown Advisory Small-Cap Growth Fund, and Brown Advisory Growth Equity Fund, dated February 15, 2003, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on February 11, 2003, accession number 0001004402-03-000082.

     If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6680.

                                        Sincerely,

                                        /s/ Leslie K. Klenk

                                        Leslie K. Klenk
                                        Forum Administrative Services. LLC

Enclosure

TWO PORTLAND SQUARE PORTLAND, MAINE 04101 TEL: 207-879-1900FAX: 207-879-6050 WWW.FORUM-FINANCIAL.COM
                ===================================================
                        PORTLAND   WARSAW   BERMUDA   MALTA